Document And Entity Information	Jul. 24, 2024
Document Information Line Items
Entity Registrant Name	SKY PETROLEUM, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001183276
Document Period End Date	Jul. 24, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-99455
Entity Tax Identification Number	32-0027992
Entity Address, Address Line One	5605 FM 423 Suite 500
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75036
City Area Code	(469)
Local Phone Number	333-7104
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true